Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments
Schedule of financial instruments, measured at fair value, by level within the fair value hierarchy

	Fair Value Measurements
	(In thousands)
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
As of December 31, 2017
Assets
Money market funds*	$198,659	$198,659	$—	$—
Bank time deposits**	1,406,957	—	1,406,957	—
Available for sale securities***	107,372	107,372	—	—
Total	$1,712,988	$306,031	$1,406,957	$—
Liabilities
Guarantee liabilities	$10,143	$—	$—	$10,143
As of December 31, 2018
Assets
Money market funds*	$86,823	$86,823	$—	$—
Bank time deposits**	874,901	—	874,901	—
Equity securities with readily determinable fair value ***	93,262	93,262	—	—
Total	$1,054,986	$180,085	$874,901	$—
Liabilities
Guarantee liabilities	$10,952	$—	$—	$10,952

*     Included in cash and cash equivalents on the Company’s consolidated balance sheets.

**   Included in cash and cash equivalents and short-term investments on the Company’s consolidated balance sheets.

*** Included in long-term investments on the Company’s consolidated balance sheets.

Schedule of guarantee liability movement activities

	For the period from the
	acquisition date to	For the year ended
	December 31, 2017	December 31, 2018
	(In thousands)
Balance at the beginning of year/period	$—	$10,143
Addition in the opening balance at the acquisition date (Note 5)	2,227	—
Provision at the inception of new loans	16,013	39,291
Payment for the guarantee	(13,166)	(37,082)
Subsequent adjustments to the provisions[1]	4,812	(792)
Foreign exchange impacts	257	(608)
Balance at the end of the year	$10,143	$10,952

[1] The subsequent adjustment to the provisions in 2017 was to reflect an increased default rate at the end of 2017, as a result of certain borrower’s reaction to a government regulation release in December 2017 over the cash loan business.

Schedule of concentration risk, by customers with more than 10% of the Company's net accounts receivable

	As of December 31,	As of December 31,
	2017	2018
Customer
Customer A	15%	10%
Customer B	15%	13%
Customer C	*	15%